Summary of Company's Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Percentage		100.00%	100.00%
Reach [Member]
Product Information [Line Items]
Percentage		3.80%	4.50%
Demio [Member]
Product Information [Line Items]
Percentage		91.00%	94.90%
Other [Member]
Product Information [Line Items]
Percentage	[1]	5.20%	0.60%

[1]	Other includes Boost sales for the years ended December 31, 2024, and 2023 and OpenReel product sales from acquisition date (refer to Note 5) to December 31, 2024.